Condensed Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2011
Purchase Of AEC [Member]
Business acquisition, cash acquired	$ 3,841
Purchase Of IS Berne [Member]
Business acquisition, cash acquired	$ 1,563